STOCK BASED COMPENSATION	12 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION

15. STOCK BASED COMPENSATION

The Company has historically awarded stock options to various officers, employees and consultants of the Company to purchase common shares of the Company. During the years ended September 30, 2017 to 2019, the Company issued four batches of stock options to acquire the equivalent of total 1,680,000 common shares of the Company. The options generally vest two years after the grant date and have a contractual term of ten years. The options are exercisable only after the Company successfully completes the IPO.

On May 31, 2023, the Company awarded options to purchase an aggregate of 180,000 and 337,740 common shares at an exercise price of ¥250 and ¥183 per common share, respectively, to various officers, directors and employees of the Company. The weighted-average grant-date fair value of the options was ¥6. The options vest on May 15, 2025, with the expiration date of May 14, 2033. The options may not be exercised until the Company completes IPO, which is not considered probable of occurring until the offering closes.

The table below summarized the stock option activities and related information during the fiscal years ended September 30, 2024 and 2023.

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
		(JPY)	(Years)
Outstanding as of September 30, 2022	792,000	40.15	6.34
Granted	517,740	206.52	10.00
Forfeited/cancelled	(75,000)	76.67	-
Exercised	-	-	-
Outstanding as of September 30, 2023	1,234,740	107.68	7.08
Granted	-	-	-
Forfeited/cancelled	(132,060)	183.33	-
Exercised	-	-	-
Outstanding as of September 30, 2024	1,102,680	98.63	5.77
Vested and exercisable as of September 30, 2024	-	-	-

The fair value of the stock options was estimated as of the date of grant using the binomial model with the assistance of a third-party valuation appraiser. The following table summarizes the significant assumptions used in the model to estimate the fair value of the stock options for the fiscal years ended September 30, 2024 and 2023.

	For the Fiscal Years Ended September 30,
	2024	2023	2022
Expected volatility	-	51.11%	-
Risk-free rate	-	0.455%	-
Dividend yield	-	0%	-
Exercise term	-	10 years	-
Stock price at grant date	-	¥30.45	-
Exercise price	-	¥206.51	-

For the fiscal years ended September 30, 2024, 2023, and 2022, the Company did not recognize stock based compensation expense. As of September 30, 2024, the unrecognized stock-based compensation related to the unvested option was ¥6.1 million, which is expected to be recognized through May 2025.